Schedule of investments
Delaware Corporate Bond Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.69%
Cheniere Energy 144A PIK 4.875% exercise price $93.64, maturity date 5/28/21 #, >	3,657,019	$3,675,304
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	4,685,000	4,534,246
Total Convertible Bonds (cost $8,117,637)		8,209,550

Corporate Bonds — 89.17%
Banking — 17.11%
Ally Financial
1.45% 10/2/23	6,365,000	6,427,723
8.00% 11/1/31	1,840,000	2,543,743
Bank of America
2.676% 6/19/41 μ	11,785,000	11,936,131
2.831% 10/24/51 μ	3,000,000	2,974,934

Bank of New York Mellon 4.70% μ, ψ	6,110,000	6,552,975
Barclays 5.20% 5/12/26	9,452,000	10,661,053
BBVA USA
2.875% 6/29/22	3,360,000	3,477,768
3.875% 4/10/25	4,205,000	4,516,693

Citigroup 2.572% 6/3/31 μ	10,650,000	11,096,278
Citizens Financial Group
2.85% 7/27/26	11,170,000	12,303,863
5.65% μ, ψ	3,055,000	3,257,394
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	3,830,000	4,017,748
144A 5.10% #, μ, ψ	4,295,000	4,160,781
144A 5.25% #, μ, ψ	2,580,000	2,603,994
144A 6.375% #, μ, ψ	3,600,000	3,868,506
Deutsche Bank
2.222% 9/18/24 μ	3,540,000	3,581,568
3.547% 9/18/31 μ	1,490,000	1,505,799

Goldman Sachs Group 3.50% 4/1/25	3,085,000	3,399,683
JPMorgan Chase & Co.
2.956% 5/13/31 μ	960,000	1,023,191
3.109% 4/22/41 μ	6,945,000	7,478,359
4.023% 12/5/24 μ	5,010,000	5,516,404
Morgan Stanley
1.463% (LIBOR03M + 1.22%) 5/8/24 •	3,455,000	3,509,151
3.622% 4/1/31 μ	2,370,000	2,720,726
5.00% 11/24/25	5,080,000	5,994,651
NQ-460 [10/20] 12/20 (1440428)    1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Natwest Group
2.359% 5/22/24 μ	2,945,000	$3,044,211
3.754% 11/1/29 μ	3,245,000	3,371,958
8.625% μ, ψ	3,555,000	3,677,043

PNC Bank 4.05% 7/26/28	3,035,000	3,531,822
Popular 6.125% 9/14/23	5,020,000	5,391,605
Regions Financial 3.80% 8/14/23	3,335,000	3,628,224
Santander UK 144A 5.00% 11/7/23 #	1,043,000	1,142,299
SVB Financial Group 3.125% 6/5/30	3,060,000	3,346,434
Truist Bank
2.15% 12/6/24	5,920,000	6,259,950
2.636% 9/17/29 μ	12,015,000	12,466,637

Truist Financial 4.95% μ, ψ	6,825,000	7,251,562
UBS 7.625% 8/17/22	3,430,000	3,821,576
UBS Group
6.875% μ, ψ	4,275,000	4,335,017
7.125% μ, ψ	860,000	882,038

US Bancorp 3.00% 7/30/29	12,710,000	14,033,654
Wells Fargo & Co. 5.95% 12/1/86	3,030,000	3,935,316
		205,248,462
Basic Industry — 5.01%
Dow Chemical 2.10% 11/15/30	1,255,000	1,243,817
DuPont de Nemours 2.169% 5/1/23	3,895,000	3,938,731
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,884,190
Georgia-Pacific
144A 1.75% 9/30/25 #	2,545,000	2,646,410
144A 2.10% 4/30/27 #	2,025,000	2,109,377
8.00% 1/15/24	4,345,000	5,323,219

Graphic Packaging International 144A 3.50% 3/1/29 #	2,530,000	2,534,744
LYB International Finance III
2.25% 10/1/30	1,935,000	1,932,859
3.375% 10/1/40	5,865,000	5,804,027
Newmont
2.25% 10/1/30	3,555,000	3,665,999
2.80% 10/1/29	8,145,000	8,771,787

Nutrien 2.95% 5/13/30	3,100,000	3,356,840
Nutrition & Biosciences
144A 2.30% 11/1/30 #	4,170,000	4,197,235
144A 3.268% 11/15/40 #	3,485,000	3,589,421
2    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics
1.65% 10/15/27	2,060,000	$2,046,610
2.40% 6/15/25	1,115,000	1,171,168
2.80% 12/15/24	1,675,000	1,779,233

Syngenta Finance 144A 3.933% 4/23/21 #	2,560,000	2,593,092
WR Grace & Co. 144A 4.875% 6/15/27 #	452,000	471,440
		60,060,199
Brokerage — 2.09%
Charles Schwab 5.375% μ, ψ	3,280,000	3,599,800
Intercontinental Exchange 2.65% 9/15/40	4,035,000	4,047,904
Jefferies Group
2.75% 10/15/32	2,255,000	2,306,299
4.15% 1/23/30	1,725,000	1,966,662
6.45% 6/8/27	5,627,000	6,991,374
6.50% 1/20/43	1,575,000	2,027,986

National Securities Clearing 144A 1.20% 4/23/23 #	4,105,000	4,181,938
		25,121,963
Capital Goods — 3.43%
Ball 2.875% 8/15/30	4,205,000	4,162,950
Berry Global 144A 4.875% 7/15/26 #	1,295,000	1,357,866
Boeing
2.75% 2/1/26	1,315,000	1,311,124
4.875% 5/1/25	1,155,000	1,259,651

CANPACK 144A 3.125% 11/1/25 #	945,000	957,994
CCL Industries 144A 3.05% 6/1/30 #	2,220,000	2,360,157
General Electric 3.625% 5/1/30	7,810,000	8,247,544
GFL Environmental 144A 5.125% 12/15/26 #	1,832,000	1,926,440
L3Harris Technologies 3.85% 6/15/23	1,690,000	1,825,905
Otis Worldwide
3.112% 2/15/40	3,565,000	3,789,033
3.362% 2/15/50	1,005,000	1,089,789

Reynolds Group Issuer 144A 4.00% 10/15/27 #	2,750,000	2,794,687
Waste Connections
2.60% 2/1/30	5,640,000	6,001,659
3.05% 4/1/50	3,945,000	4,073,504
		41,158,303
Communications — 12.90%
Altice France 144A 5.125% 1/15/29 #	2,970,000	2,970,891
AMC Networks 4.75% 8/1/25	2,450,000	2,450,000
NQ-460 [10/20] 12/20 (1440428)    3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
American Tower
1.875% 10/15/30	5,065,000	$4,995,073
3.375% 5/15/24	8,670,000	9,374,663
AT&T
3.10% 2/1/43	2,415,000	2,301,047
3.50% 6/1/41	7,685,000	7,777,475
144A 3.50% 9/15/53 #	4,495,000	4,276,332

Charter Communications Operating 3.70% 4/1/51	4,115,000	3,982,659
Comcast
3.20% 7/15/36	8,476,000	9,434,719
3.75% 4/1/40	4,009,000	4,690,239
Crown Castle International
2.25% 1/15/31	2,045,000	2,059,950
5.25% 1/15/23	5,000,000	5,483,718

CSC Holdings 144A 4.125% 12/1/30 #	4,320,000	4,396,810
Deutsche Telekom 144A 3.625% 1/21/50 #	4,110,000	4,537,445
Discovery Communications 144A 4.00% 9/15/55 #	4,358,000	4,406,368
Level 3 Financing
144A 3.625% 1/15/29 #	1,420,000	1,376,513
144A 4.25% 7/1/28 #	3,075,000	3,093,450
Sprint Spectrum
144A 3.36% 3/20/23 #	968,750	979,343
144A 4.738% 3/20/25 #	4,195,000	4,576,095

Time Warner Cable 7.30% 7/1/38	5,490,000	7,664,781
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,815,438
T-Mobile USA
144A 2.55% 2/15/31 #	6,250,000	6,368,562
144A 3.00% 2/15/41 #	12,300,000	12,003,570
Verizon Communications
3.15% 3/22/30	1,280,000	1,426,333
4.50% 8/10/33	13,130,000	16,327,330
ViacomCBS
4.375% 3/15/43	7,205,000	7,777,237
4.95% 1/15/31	2,050,000	2,490,615

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,970,000	4,247,900
Vodafone Group
4.25% 9/17/50	2,635,000	3,032,572
4.875% 6/19/49	3,540,000	4,386,094
		154,703,222
4    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 3.64%
Amazon.com 2.50% 6/3/50	8,985,000	$8,894,362
Best Buy 1.95% 10/1/30	3,630,000	3,556,919
Dollar Tree 4.00% 5/15/25	2,075,000	2,338,722
Ford Motor 8.50% 4/21/23	4,315,000	4,769,564
General Motors
5.40% 10/2/23	1,895,000	2,097,259
6.125% 10/1/25	1,895,000	2,223,132
6.25% 10/2/43	2,235,000	2,743,513
General Motors Financial
5.20% 3/20/23	3,595,000	3,902,974
5.70% μ, ψ	1,970,000	2,043,875
Lowe's
1.70% 10/15/30	3,145,000	3,130,455
3.00% 10/15/50	6,100,000	6,255,247

Prime Security Services Borrower 144A 3.375% 8/31/27 #	1,780,000	1,719,925
		43,675,947
Consumer Non-Cyclical — 8.85%
AbbVie 144A 2.95% 11/21/26 #	6,730,000	7,354,683
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	1,170,000	1,327,767
4.50% 6/1/50	11,135,000	13,199,303

BAT Capital 2.259% 3/25/28	2,495,000	2,489,209
BAT International Finance 1.668% 3/25/26	3,120,000	3,136,224
Biogen
2.25% 5/1/30	5,015,000	5,063,674
3.15% 5/1/50	3,540,000	3,422,090

Bunge Finance 1.63% 8/17/25	8,865,000	8,936,361
Conagra Brands 1.375% 11/1/27	5,615,000	5,554,949
CVS Health
2.70% 8/21/40	1,360,000	1,301,818
4.30% 3/25/28	1,805,000	2,093,097
4.78% 3/25/38	5,870,000	7,076,503

Energizer Holdings 144A 4.375% 3/31/29 #	2,416,000	2,442,576
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,768,322
Lamb Weston Holdings 144A 4.625% 11/1/24 #	455,000	470,925
Mondelez International 1.50% 5/4/25	2,910,000	2,991,419
Perrigo Finance Unlimited 4.375% 3/15/26	6,135,000	6,836,131
Regeneron Pharmaceuticals 1.75% 9/15/30	2,410,000	2,325,226
NQ-460 [10/20] 12/20 (1440428)    5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
144A 1.20% 9/2/25 #	2,940,000	$2,928,313
144A 1.75% 9/2/27 #	7,020,000	6,981,324
Takeda Pharmaceutical
2.05% 3/31/30	2,830,000	2,848,754
3.025% 7/9/40	2,845,000	2,923,454
3.175% 7/9/50	3,960,000	3,994,191

Teleflex 144A 4.25% 6/1/28 #	2,750,000	2,877,188
Upjohn 144A 4.00% 6/22/50 #	2,680,000	2,820,306
		106,163,807
Electric — 11.06%
Berkshire Hathaway Energy 144A 2.85% 5/15/51 #	4,750,000	4,648,184
CenterPoint Energy 3.85% 2/1/24	4,685,000	5,139,253
CMS Energy 4.75% 6/1/50 μ	3,550,000	3,800,650
Consumers Energy 3.50% 8/1/51	7,345,000	8,596,793
Dominion Energy 4.65% μ, ψ	6,010,000	6,154,874
Duke Energy 4.875% μ, ψ	3,985,000	4,223,134
Edison International
3.125% 11/15/22	3,330,000	3,437,730
4.95% 4/15/25	2,200,000	2,436,829

Entergy Mississippi 3.85% 6/1/49	860,000	1,012,213
Entergy Texas 3.55% 9/30/49	2,030,000	2,246,497
Evergy Kansas Central 3.45% 4/15/50	3,090,000	3,501,387
Eversource Energy 1.65% 8/15/30	2,225,000	2,173,955
Exelon 4.05% 4/15/30	3,210,000	3,717,131
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	4,841,699
IPALCO Enterprises
3.70% 9/1/24	2,075,000	2,258,160
144A 4.25% 5/1/30 #	2,490,000	2,820,118

Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,745,000	3,681,180
Louisville Gas and Electric 4.25% 4/1/49	6,020,000	7,408,108
Nevada Power Series EE 3.125% 8/1/50	4,595,000	4,841,484
NRG Energy
144A 3.75% 6/15/24 #	1,985,000	2,143,054
144A 4.45% 6/15/29 #	3,180,000	3,486,392

NV Energy 6.25% 11/15/20	2,975,000	2,980,874
Oglethorpe Power 144A 3.75% 8/1/50 #	4,210,000	4,234,142
6    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
2.10% 8/1/27	3,535,000	$3,414,790
2.50% 2/1/31	2,105,000	1,999,804
3.30% 8/1/40	895,000	825,458
4.60% 6/15/43	1,690,000	1,693,554

San Diego Gas & Electric 3.32% 4/15/50	2,015,000	2,151,960
Southern 4.00% 1/15/51 μ	5,875,000	5,981,065
Southern California Edison
3.65% 2/1/50	2,555,000	2,664,977
4.875% 3/1/49	3,555,000	4,191,710
6.00% 1/15/34	1,415,000	1,893,666

Southwestern Electric Power 4.10% 9/15/28	4,055,000	4,714,616
Vistra Operations
144A 3.55% 7/15/24 #	4,271,000	4,553,542
144A 3.70% 1/30/27 #	2,779,000	2,929,429
144A 4.30% 7/15/29 #	2,975,000	3,220,299

WEC Energy Group 1.80% 10/15/30	2,740,000	2,713,960
		132,732,671
Energy — 9.37%
BP Capital Markets 4.875% μ, ψ	4,315,000	4,541,538
Cheniere Corpus Christi Holdings 7.00% 6/30/24	5,215,000	5,980,454
Continental Resources 5.00% 9/15/22	6,485,000	6,394,210
Enbridge 5.75% 7/15/80 μ	3,755,000	3,834,228
Energy Transfer Operating
6.25% 4/15/49	4,830,000	5,094,233
7.125% μ, ψ	6,840,000	5,599,292

Enterprise Products Operating 3.20% 2/15/52	9,600,000	8,901,798
HollyFrontier
2.625% 10/1/23	2,905,000	2,884,845
4.50% 10/1/30	2,905,000	2,723,547

Marathon Oil 4.40% 7/15/27	7,830,000	7,868,819
MPLX
1.75% 3/1/26	2,000,000	1,991,320
2.65% 8/15/30	1,925,000	1,855,028
4.125% 3/1/27	11,300,000	12,355,955
4.70% 4/15/48	550,000	542,949
5.50% 2/15/49	1,885,000	2,084,358

NuStar Logistics 5.625% 4/28/27	2,585,000	2,539,284
ONEOK 7.50% 9/1/23	4,985,000	5,679,732
Pioneer Natural Resources 1.90% 8/15/30	7,200,000	6,745,172
NQ-460 [10/20] 12/20 (1440428)    7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.75% 5/15/24	5,514,000	$6,212,035
5.875% 6/30/26	2,100,000	2,468,988

Schlumberger Investment 2.65% 6/26/30	5,360,000	5,393,812
Shell International Finance 3.25% 4/6/50	3,705,000	3,816,205
Targa Resources Partners 144A 4.875% 2/1/31 #	2,370,000	2,316,462
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	4,430,000	4,521,223
		112,345,487
Finance Companies — 2.32%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,630,000	1,535,378
4.125% 7/3/23	2,325,000	2,392,052
4.50% 9/15/23	1,885,000	1,958,815
4.625% 10/15/27	2,190,000	2,171,645
6.50% 7/15/25	1,715,000	1,889,252
Air Lease
2.875% 1/15/26	4,610,000	4,571,939
3.00% 2/1/30	4,513,000	4,202,630
3.375% 7/1/25	1,935,000	1,983,554

Aviation Capital Group 144A 5.50% 12/15/24 #	6,835,000	7,122,596
		27,827,861
Insurance — 2.27%
Athene Holding 3.50% 1/15/31	3,150,000	3,171,895
Brighthouse Financial 4.70% 6/22/47	6,030,000	5,857,760
Brown & Brown 2.375% 3/15/31	2,015,000	2,024,855
Centene
3.375% 2/15/30	3,160,000	3,287,142
4.625% 12/15/29	2,035,000	2,218,211

Equitable Financial Life Global Funding 144A 1.40% 8/27/27 #	2,955,000	2,947,100
Equitable Holdings 4.95% μ, ψ	2,310,000	2,385,075
MetLife 3.85% μ, ψ	1,460,000	1,467,826
Prudential Financial 3.70% 10/1/50 μ	3,825,000	3,915,844
		27,275,708
Natural Gas — 0.26%
Sempra Energy 4.875% μ, ψ	3,035,000	3,163,988
		3,163,988
Real Estate Investment Trusts — 1.06%
Corporate Office Properties 5.25% 2/15/24	2,415,000	2,651,291
CubeSmart 3.00% 2/15/30	5,540,000	5,928,710
8    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Life Storage 4.00% 6/15/29	945,000	$1,070,966
LifeStorage 3.50% 7/1/26	2,745,000	3,086,281
		12,737,248
Technology — 7.41%
Alphabet
1.90% 8/15/40	2,695,000	2,539,514
2.05% 8/15/50	2,815,000	2,548,367

Broadcom 4.15% 11/15/30	2,225,000	2,497,052
Citrix Systems 3.30% 3/1/30	4,705,000	4,950,731
CoStar Group 144A 2.80% 7/15/30 #	3,370,000	3,462,806
Fiserv
2.65% 6/1/30	3,200,000	3,400,231
3.20% 7/1/26	6,530,000	7,238,722

Gartner 144A 3.75% 10/1/30 #	780,000	798,603
Global Payments 2.65% 2/15/25	3,321,000	3,515,799
HP
2.20% 6/17/25	4,020,000	4,212,274
3.00% 6/17/27	3,015,000	3,243,447

Iron Mountain 144A 5.25% 7/15/30 #	3,399,000	3,492,472
KLA 3.30% 3/1/50	8,680,000	9,116,091
Lam Research 2.875% 6/15/50	3,685,000	3,779,917
Microchip Technology
3.922% 6/1/21	1,335,000	1,360,450
4.333% 6/1/23	9,520,000	10,266,483
NXP
144A 2.70% 5/1/25 #	505,000	538,000
144A 3.40% 5/1/30 #	975,000	1,074,536
144A 4.30% 6/18/29 #	1,104,000	1,281,305
144A 4.875% 3/1/24 #	7,660,000	8,584,866
PayPal Holdings
1.65% 6/1/25	3,420,000	3,543,454
2.65% 10/1/26	2,210,000	2,405,121

ServiceNow 1.40% 9/1/30	3,030,000	2,930,497
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,165,403
		88,946,141
Transportation — 1.76%
Delta Air Lines
144A 7.00% 5/1/25 #	2,124,000	2,320,059
7.375% 1/15/26	2,660,000	2,752,123
NQ-460 [10/20] 12/20 (1440428)    9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Southwest Airlines
5.125% 6/15/27	5,680,000	$6,323,663
5.25% 5/4/25	3,090,000	3,439,100

Union Pacific 3.25% 2/5/50	4,090,000	4,398,785
United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,921,868	1,897,606
		21,131,336
Utilities — 0.63%
Essential Utilities
2.704% 4/15/30	1,815,000	1,922,225
3.351% 4/15/50	1,765,000	1,852,010
4.276% 5/1/49	3,100,000	3,750,131
		7,524,366
Total Corporate Bonds (cost $1,034,562,694)		1,069,816,709

Loan Agreements — 0.78%
BWay Holding 3.48% (LIBOR03M + 3.25%) 4/3/24 •	1,290,873	1,211,001
Numericable US Tranche B-13 4.237% (LIBOR03M + 4.00%) 8/14/26 •	2,450,000	2,384,462
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	604,046	604,698
USI Tranche B 3.22% (LIBOR03M + 3.00%) 5/16/24 •	2,443,325	2,359,336
Zayo Group Holdings 3.148% (LIBOR01M + 3.00%) 3/9/27 •	2,885,500	2,788,414
Total Loan Agreements (cost $9,599,033)		9,347,911

US Treasury Obligations — 5.14%
US Treasury Bond 1.375% 8/15/50	11,690,000	10,899,099
US Treasury Notes
0.25% 9/30/25	21,745,000	21,613,341
0.625% 8/15/30	29,840,000	29,147,619
Total US Treasury Obligations (cost $62,673,542)		61,660,059
10    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock — 0.33%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	$1,084,041
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	2,808	2,899,260
Total Convertible Preferred Stock (cost $4,053,106)		3,983,301

Preferred Stock — 0.58%
Morgan Stanley 4.047% (LIBOR03M + 3.81%) •	6,825,000	6,698,107
USB Realty 144A 1.384% (LIBOR03M + 1.147%) #, •	400,000	311,200
Total Preferred Stock (cost $7,227,575)		7,009,307

Short-Term Investments — 2.01%
Money Market Mutual Funds — 2.01%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	6,019,892	6,019,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	6,019,892	6,019,892
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	6,019,892	6,019,892
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	6,019,892	6,019,892
Total Short-Term Investments (cost $24,079,568)		24,079,568
Total Value of Securities—98.70% (cost $1,150,313,155)		1,184,106,405
Receivables and Other Assets Net of Liabilities—1.30%		15,591,684
Net Assets Applicable to 188,161,809 Shares Outstanding—100.00%		$1,199,698,089
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $217,165,134, which represents 18.10% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
NQ-460 [10/20] 12/20 (1440428)    11

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
The following futures contracts were outstanding at October 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
201	US Treasury 10 yr Notes	$27,781,969	$28,016,442	12/21/20	$(234,473)	$(37,688)
86	US Treasury Long Bonds	14,832,312	15,289,404	12/21/20	(457,092)	(32,250)
Total Futures Contracts			$43,305,846		$(691,565)	$(69,938)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
yr – Year
12    NQ-460 [10/20] 12/20 (1440428)

(Unaudited)
Summary of currencies:
USD – US Dollar
NQ-460 [10/20] 12/20 (1440428)    13